--------------------------------------------------------------------------------
                                                                 LARGE-CAP VALUE
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AllianceBernstein Value Fund

Semi-Annual Report
May 31, 2002

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
July 23, 2002

Dear Shareholder:

This report provides the performance, investment strategy and outlook for AllianceBernstein Value Fund (the "Fund") for the semi-annual reporting period ended May 31, 2002.

Investment Objective and Policies

This open-end fund seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance believes are undervalued. The Fund's policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities.

Investment Results

The following table provides performance for the Fund and its benchmark, the Russell 1000 Value Index, for the six- and 12-month periods ended May 31, 2002.

INVESTMENT RESULTS*
Periods Ended May 31, 2002

                                                         -----------------------
                                                              Total Returns
                                                         -----------------------
                                                         6 Months      12 Months
--------------------------------------------------------------------------------
AllianceBernstein Value Fund
  Class A                                                  4.29%          0.29%
--------------------------------------------------------------------------------
  Class B                                                  3.93%         -0.45%
--------------------------------------------------------------------------------
  Class C                                                  4.03%         -0.36%
--------------------------------------------------------------------------------
Russell 1000 Value Index                                   3.40%         -5.55%
--------------------------------------------------------------------------------

* The Fund's investment results are total returns for the periods shown and are based on the net asset value (NAV) of each class of shares as of May 31, 2002. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

      The Russell 1000 Value Index is an unmanaged index comprised of securities in the Russell 1000 Index with a greater-than-average value orientation. The Russell 1000 Index is an unmanaged index comprised of the 1000 largest-capitalization companies that are traded in the United States. The index reflects no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Value Fund.

      Additional investment results appear on pages 4-7.

The U.S. equity market remained weak in the first half of 2002, rocked by a string of disclosures of accounting and corporate governance irregularities by a wide range of companies. Eroding investor confidence was compounded as what had appeared to be a smooth economic recovery began to appear less certain.

Over the six- and 12-month periods ended May 31, 2002, the Fund slightly outperformed its benchmark, the Russell 1000 Value Index. The Fund's outperformance is primarily attribut-


--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

able to strong stock selection. Our overweight position in the financial services sector and our underweight position in consumer growth stocks contributed to the Fund's positive returns. Value stocks continued to outperform, as they have in all but two quarters since the value of Internet stocks began to decline in March of 2000. Though the Fund outperformed the Russell 1000 Value Index, we were not unscathed by recent events. The Fund's investment in WorldCom did hurt performance, yet we outperformed in spite of it.

Market Overview

With a 7.1% decline in June, the Standard & Poor's 500 Stock Index experienced one of its worst full-quarter declines in the last 30 years, as crisis of confidence swept through the market. The revelation that WorldCom's management perpetrated one of the largest accounting frauds in modern history further eroded confidence in the integrity of corporate reporting and the ability of investors to shield themselves from fraud and other managerial abuses. Both value and growth stocks fell, but for the seventh month in a row, value came out ahead.

At the height of the Internet bubble, about a third of the stocks that ranked at the top of our value rankings were "defensive" utility stocks and "old economy" industrial commodities and capital equipment companies. While some opportunities remain in these sectors, particularly among capital equipment companies, today value opportunities are more dispersed. This change is reflected in the Fund's portfolio, where over the past year we have sharply pared our highly-successful industrial commodity holdings, to pursue opportunities elsewhere, such as in the energy, housing & automobile, and financial sectors.

Market Outlook

A significant new value theme may be emerging among what once were large-cap merchant power suppliers. Many of these companies have been battered into small-to-mid-cap territory by a glut of electricity supply and a series of worrisome disclosures relating to the industry's power trading and pricing practices. Similarly, in the telecommunications sector, former high flyers have seen their market capitalizations shrivel in the face of a liquidity crunch and a severe reduction in corporate spending on telecommunications equipment, services and infrastructure. Both industries have been dogged by various instances of aggressive or possibly improper accounting policies, insufficiently transparent financial statements, SEC investigations, and inadequate corporate governance. Largely unaffected by such concerns, but still rife with deeply depressed share prices, has been the contract manufacturing sector. Demand for its services has plummeted along with the fortunes of its telecom and technology sector customers.

For investors like us, who seek opportunities created by excessive, emotional reactions to bad news, this is fertile hunting ground. Still, we are proceeding with great caution in these areas, as we believe that major increases in exposure are still premature. The economic problems these industries face are serious, and further deterioration is likely to occur before recovery


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN VALUE FUND

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

eventually sets in. However, we continue to pare our holdings in the industrial commodities sector in response to strong performance by many of the Fund's holdings.

Thank you for your interest and investment in AllianceBernstein Value Fund. We look forward to reporting to you on market activity and the Fund's performance in the future.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ Marilyn G. Fedak

Marilyn G. Fedak
Senior Vice President


/s/ Steven Pisarkiewicz

Steven Pisarkiewicz
Senior Vice President


[PHOTO]       John D. Carifa

[PHOTO]       Marilyn G. Fedak

[PHOTO]       Steven Pisarkiewicz

Portfolio Managers, Marilyn G. Fedak and Steven Pisarkiewicz, have over 47 years of combined investment experience.


--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 3

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN VALUE FUND
GROWTH OF A $10,000 INVESTMENT
3/31/01* TO 5/31/02

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

                    AllianceBernstein
                    Value Fund            Russell 1000 Value Index
3/31/01             $ 9,579                 $10,000
5/31/01             $10,220                 $10,726
5/31/02             $10,250                 $10,131

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Value Fund Class A shares (from 3/31/01 to 5/31/02) as compared to the performance of an appropriate broad-based index. The chart assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Russell 1000 Value Index is an unmanaged index of securities in the Russell 1000 Index with a greater-than-average value orientation. The Russell 1000 Index is an unmanaged index comprised of the 1000 largest-capitalization companies that are traded in the United States.

When comparing AllianceBernstein Value Fund to the index shown above, you should note that no charges or expenses are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Value Fund.

*     Closest month-end to Fund's Class A share inception date of 3/29/01.


--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN VALUE FUND

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN VALUE FUND
HISTORY OF RETURNS
YEARLY PERIODS ENDED 5/31

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]

            AllianceBernstein Value Fund - Yearly Periods Ended 5/31
--------------------------------------------------------------------------------
                              AllianceBernstein           Russell 1000
                                  Value Fund               Value Index
--------------------------------------------------------------------------------
      5/31/01*                      6.70%                     7.26%
      5/31/02                       0.29%                    -5.55%

Past performance is no guarantee of future results. The Fund's investment results represent total returns for Class A shares and are based on the net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Class B, Class C and Advisor Class shares will vary from the results shown above due to different expenses associated with these classes. Returns for the Fund include the reinvestment of any distributions paid during each period.

The Russell 1000 Value Index is an unmanaged index comprised of securities in the Russell 1000 Index with a greater-than-average value orientation. The Russell 1000 Index is an unmanaged index comprised of the 1000 largest-capitalization companies that are traded in the United States. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Value Fund.

* The Fund's return for the period ended 5/31/01 is from the Fund's inception date of 3/29/01. The benchmark's return for the period ended 5/31/01 is from 3/31/01 through 5/31/01.


--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 5

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
May 31, 2002 (unaudited)

INCEPTION DATES                    PORTFOLIO STATISTICS

Class A Shares                     Net Assets ($mil): $316.8
3/29/01                            Average Market Capitalization ($mil): $20,656
Class B Shares
3/29/01
Class C Shares
3/29/01

SECTOR BREAKDOWN

 32.5% Financial
 12.5% Utilities
 11.4% Consumer Cyclicals               [PIE CHART OMITTED]
 10.0% Energy
  7.0% Industrial Commodities
  6.5% Consumer Staples
  4.9% Technology
  2.9% Capital Equipment
  2.5% Non-Financial
  2.3% Consumer Growth
  1.3% Services

  6.2% Short-Term

HOLDING TYPE

 93.8% Domestic Equity                  [PIE CHART OMITTED]

  6.2% Short-Term

All data as of May 31, 2002. The Fund's sector breakdown and holding type are expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN VALUE FUND

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS

ANNUAL AVERAGE TOTAL RETURNS AS OF MAY 31, 2002

Class A Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
            1 Year                        0.29%                      -3.94%
   Since Inception*                       5.96%                       2.13%

Class B Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
            1 Year                       -0.45%                     -4.43%
   Since Inception*                       5.29%                      2.74%

Class C Shares
--------------------------------------------------------------------------------
                                   Without Sales Charge        With Sales Charge
            1 Year                       -0.36%                     -1.36%
   Since Inception*                       5.29%                      5.29%

SEC AVERAGE ANNUAL TOTAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (JUNE 30, 2002)

                                  Class A            Class B         Class C
                                   Shares            Shares          Shares
--------------------------------------------------------------------------------
            1 Year                 -8.63%            -9.08%          -6.24%
   Since Inception*                -2.69%            -2.38%           0.01%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*Inception date for all share classes: 3/29/01.


--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 7

--------------------
TEN LARGEST HOLDINGS
--------------------

TEN LARGEST HOLDINGS
May 31, 2002 (unaudited)

                                                                      Percent of
Company                                                   Value       Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                   $12,977,250             4.1%
--------------------------------------------------------------------------------
Citigroup, Inc.                                       9,499,600             3.0
--------------------------------------------------------------------------------
Bank of America Corp.                                 8,187,480             2.6
--------------------------------------------------------------------------------
Verizon Communications, Inc.                          6,751,000             2.1
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                   6,710,398             2.1
--------------------------------------------------------------------------------
SBC Communications, Inc.                              6,172,200             1.9
--------------------------------------------------------------------------------
Philip Morris Companies, Inc.                         5,667,750             1.8
--------------------------------------------------------------------------------
Federal National Mortgage Assn.                       5,360,670             1.7
--------------------------------------------------------------------------------
Wachovia Corp.                                        4,412,550             1.4
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                   4,390,700             1.4
--------------------------------------------------------------------------------
                                                    $70,129,598            22.1%

MAJOR PORTFOLIO CHANGES
Six Months Ended May 31, 2002 (unaudited)

                                                   -----------------------------
                                                               Shares
                                                   -----------------------------
Purchases                                            Bought    Holdings 5/31/02
--------------------------------------------------------------------------------
AT&T Corp.                                          220,600             290,000
--------------------------------------------------------------------------------
BellSouth Corp.                                      78,000             113,000
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                  37,200              76,910
--------------------------------------------------------------------------------
Citigroup, Inc.                                      75,000             220,000
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                   105,000             325,000
--------------------------------------------------------------------------------
General Motors Corp.                                 37,800              50,000
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                 120,000             230,000
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                     48,400              78,400
--------------------------------------------------------------------------------
SBC Communications, Inc.                             98,000             180,000
--------------------------------------------------------------------------------
WorldCom, Inc.-WorldCom Group                       773,900             947,400
--------------------------------------------------------------------------------

Sales                                                  Sold     Holdings 5/31/02
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                             14,700                 -0-
--------------------------------------------------------------------------------
Cummins, Inc.                                        18,000                 -0-
--------------------------------------------------------------------------------
FirstEnergy Corp.                                    19,000                 -0-
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                             7,900              15,000
--------------------------------------------------------------------------------
Old Republic International Corp.                     18,000                 -0-
--------------------------------------------------------------------------------
Parker-Hannifin Corp.                                20,400                 -0-
--------------------------------------------------------------------------------
Sunoco, Inc.                                         22,000                 -0-
--------------------------------------------------------------------------------
TRW, Inc.                                            20,100                 -0-
--------------------------------------------------------------------------------
Ultramar Diamond Shamrock Corp.                      10,300                 -0-
--------------------------------------------------------------------------------
Visteon Corp.                                        38,000                 -0-
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PORTFOLIO OF INVESTMENTS
May 31, 2002 (unaudited)

Company                                                Shares              Value
--------------------------------------------------------------------------------

COMMON STOCKS-93.7%

Financial-32.4%
Banks-NYC-4.4%
Citigroup, Inc. ..............................        220,000        $ 9,499,600
J. P. Morgan Chase & Co. .....................        119,600          4,299,620
                                                                     -----------
                                                                      13,799,220
                                                                     -----------
Finance - Personal Loans-0.7%
American Express Co. .........................         10,400            442,104
Countrywide Credit Industries, Inc. ..........         38,000          1,873,780
                                                                     -----------
                                                                       2,315,884
                                                                     -----------
Life Insurance-1.0%
MetLife, Inc. ................................         61,000          2,027,030
Torchmark Corp. ..............................         23,900            964,604
                                                                     -----------
                                                                       2,991,634
                                                                     -----------
Major Regional Banks-14.8%
AmSouth Bancorp ..............................         89,700          1,991,340
Bank of America Corp. ........................        108,000          8,187,480
Bank One Corp. ...............................         90,000          3,656,700
Charter One Financial, Inc. ..................         35,700          1,292,340
Comerica, Inc. ...............................         17,000          1,089,700
FleetBoston Financial Corp. ..................        104,000          3,664,960
Huntington Bancshares, Inc. ..................         78,000          1,557,660
KeyCorp ......................................         78,000          2,129,400
National City Corp. ..........................         83,000          2,762,240
Regions Financial Corp. ......................         56,000          2,018,800
SouthTrust Corp. .............................         51,000          1,324,470
SunTrust Banks, Inc. .........................         23,000          1,570,900
Union Planters Corp. .........................         33,000          1,655,610
UnionBanCal Corp. ............................         36,000          1,765,440
U.S. Bancorp .................................        155,000          3,665,750
Wachovia Corp. ...............................        115,000          4,412,550
Wells Fargo & Co. ............................         79,800          4,181,520
                                                                     -----------
                                                                      46,926,860
                                                                     -----------
Multi-Line Insurance-2.0%
Aetna, Inc. ..................................         25,000          1,196,250
American International Group, Inc. ...........          8,053            539,309
CIGNA Corp. ..................................         16,400          1,739,220
Health Net, Inc.(a) ..........................         57,000          1,650,150
Humana, Inc.(a) ..............................         82,000          1,248,040
                                                                     -----------
                                                                       6,372,969
                                                                     -----------
Property / Casualty Insurance-2.4%
Allstate Corp. ...............................         63,000          2,424,240
Aon Corp. ....................................         44,000          1,470,920
Chubb Corp. ..................................         30,200          2,269,832
St. Paul Companies, Inc. .....................         18,000            766,980
XL Capital, Ltd. Cl.A ........................          8,400            743,568
                                                                     -----------
                                                                       7,675,540
                                                                     -----------


--------------------------------------------------------------------------------
                                                ALLIANCEBERNSTEIN VALUE FUND o 9

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                Shares              Value
--------------------------------------------------------------------------------

Savings & Loan-4.0%
Federal Home Loan Mortgage Corp. ..............        29,000       $  1,900,950
Federal National Mortgage Assn. ...............        67,000          5,360,670
Golden West Financial Corp. ...................        25,000          1,749,000
Washington Mutual, Inc. .......................        95,650          3,717,916
                                                                    ------------
                                                                      12,728,536
                                                                    ------------
Miscellaneous-3.1%
Bear Stearns Companies, Inc. ..................        26,400          1,585,320
Lehman Brothers Holdings, Inc. ................        39,000          2,379,000
Merrill Lynch & Co., Inc. .....................        15,000            610,650
MGIC Investment Corp. .........................        24,000          1,746,720
Morgan Stanley Dean Witter & Co. ..............        78,400          3,564,064
                                                                    ------------
                                                                       9,885,754
                                                                    ------------
                                                                     102,696,397
                                                                    ------------
Utilities-12.5%
Electric Companies-4.9%
Ameren Corp. ..................................        41,000          1,792,520
American Electric Power Co., Inc. .............        55,000          2,350,150
Cinergy Corp. .................................        48,000          1,749,600
CMS Energy Corp. ..............................        11,100            200,466
Consolidated Edison, Inc. .....................        44,000          1,925,880
Entergy Corp. .................................        41,000          1,803,180
PPL Corp. .....................................        54,000          1,911,060
Puget Energy, Inc. ............................        50,000          1,042,500
Reliant Resources, Inc.(a) ....................        98,000            926,100
Western Resources, Inc. .......................        34,000            575,620
Wisconsin Energy Corp. ........................        10,500            276,255
Xcel Energy, Inc. .............................        38,000            816,620
                                                                    ------------
                                                                      15,369,951
                                                                    ------------
Telephone-7.6%
AT&T Corp. ....................................       290,000          3,471,300
BellSouth Corp. ...............................       113,000          3,760,640
Qwest Communications International, Inc. ......       245,000          1,264,200
SBC Communications, Inc. ......................       180,000          6,172,200
Sprint Corp. ..................................        73,000          1,200,850
Verizon Communications, Inc. ..................       157,000          6,751,000
WorldCom, Inc.-WorldCom Group(a) ..............       947,400          1,572,684
                                                                    ------------
                                                                      24,192,874
                                                                    ------------
                                                                      39,562,825
                                                                    ------------
Consumer Cyclicals-11.4%
Apparel Manufacturing-1.0%
Jones Apparel Group, Inc.(a) ..................        30,700          1,223,702
Liz Claiborne, Inc. ...........................        42,000          1,286,460
V. F. Corp. ...................................        17,000            722,500
                                                                    ------------
                                                                       3,232,662
                                                                    ------------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                Shares              Value
--------------------------------------------------------------------------------

Auto Parts - After Market-0.9%
Genuine Parts Co. .............................        53,300        $ 1,948,115
Snap-On, Inc. .................................        25,000            790,000
                                                                     -----------
                                                                       2,738,115
                                                                     -----------
Autos & Auto Parts-3.2%
Autoliv, Inc. .................................        49,300          1,156,578
Dana Corp. ....................................        65,500          1,396,460
Delphi Corp. ..................................        37,000            582,750
Ford Motor Co. ................................        42,700            753,655
General Motors Corp. ..........................        50,000          3,107,500
Lear Corp.(a) .................................        33,000          1,525,260
Magna International, Inc. Cl.A ................        22,000          1,562,000
                                                                     -----------
                                                                      10,084,203
                                                                     -----------
Home Furnishings-0.5%
Leggett & Platt, Inc. .........................        61,000          1,605,520
                                                                     -----------

Hotel/Motel-0.3%
Hilton Hotels Corp. ...........................        70,000            994,000
                                                                     -----------

Household-Appliances/Durables-0.9%
Black & Decker Corp. ..........................        29,000          1,385,910
Whirlpool Corp. ...............................        22,000          1,570,800
                                                                     -----------
                                                                       2,956,710
                                                                     -----------
Retailers-2.9%
AutoNation, Inc.(a) ...........................        94,000          1,619,620
Federated Department Stores, Inc.(a) ..........        33,500          1,387,235
May Department Stores Co. .....................        61,400          2,160,052
Sears, Roebuck & Co. ..........................        45,900          2,710,395
TJX Cos, Inc. .................................        60,000          1,265,400
                                                                     -----------
                                                                       9,142,702
                                                                     -----------
Tires & Rubber Goods-0.5%
Goodyear Tire & Rubber Co. ....................        74,700          1,637,424
                                                                     -----------

Miscellaneous-1.2%
Fortune Brands, Inc. ..........................        37,000          1,985,050
Newell Rubbermaid, Inc. .......................        49,000          1,673,350
                                                                     -----------
                                                                       3,658,400
                                                                     -----------
                                                                      36,049,736
                                                                     -----------
Energy-10.0%
Oils - Integrated Domestic-3.3%
Amerada Hess Corp. ............................        20,500          1,686,125
Ashland, Inc. .................................        40,000          1,519,600
Marathon Oil Corp. ............................        60,000          1,645,200
Occidental Petroleum Corp. ....................        73,300          2,188,738
Phillips Petroleum Co. ........................        36,000          2,071,800
Valero Energy Corp. ...........................        32,000          1,264,000
                                                                     -----------
                                                                      10,375,463
                                                                     -----------


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 11

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                Shares              Value
--------------------------------------------------------------------------------

Oils - Integrated International-6.7%
ChevronTexaco Corp. ..........................         76,910        $ 6,710,398
Conoco, Inc. .................................         59,000          1,585,920
Exxon Mobil Corp. ............................        325,000         12,977,250
                                                                     -----------
                                                                      21,273,568
                                                                     -----------
                                                                      31,649,031
                                                                     -----------
Industrial Commodities-7.0%
Chemicals-4.0%
Cabot Corp. ..................................         17,100            421,173
Dow Chemical Co. .............................         97,300          3,243,982
E. I. du Pont de Nemours & Co. ...............         87,500          4,025,000
Eastman Chemical Co. .........................         12,800            592,000
FMC Corp. ....................................         15,000            532,500
Lubrizol Corp. ...............................         30,000          1,050,300
PPG Industries, Inc. .........................         30,000          1,715,400
Praxair, Inc. ................................         21,500          1,204,000
                                                                     -----------
                                                                      12,784,355
                                                                     -----------
Containers-0.2%
Bemis Co., Inc. ..............................          4,500            224,550
Owens-Illinois, Inc.(a) ......................         19,300            337,750
                                                                     -----------
                                                                         562,300
                                                                     -----------
Paper-2.8%
Boise Cascade Corp. ..........................         25,800            917,964
Georgia-Pacific Corp. ........................         62,000          1,654,780
International Paper Co. ......................         63,000          2,715,300
MeadWestvaco Corp. ...........................         57,608          1,818,108
Smurfit-Stone Container Corp.(a) .............         62,800          1,023,640
Temple-Inland, Inc. ..........................         13,500            751,680
                                                                     -----------
                                                                       8,881,472
                                                                     -----------
                                                                      22,228,127
                                                                     -----------
Consumer Staples-6.5%
Foods-2.6%
ConAgra Foods, Inc. ..........................         85,000          2,091,850
H.J. Heinz Co. ...............................         23,514            955,374
Hormel Foods Corp. ...........................         42,000          1,025,220
Kellogg Co. ..................................         16,800            616,560
Sara Lee Corp. ...............................         75,000          1,581,000
Tyson Foods, Inc. Cl.A .......................        125,638          1,854,417
                                                                     -----------
                                                                       8,124,421
                                                                     -----------
Restaurants-0.5%
McDonald's Corp. .............................          6,200            185,628
Wendy's International, Inc. ..................         37,000          1,404,890
                                                                     -----------
                                                                       1,590,518
                                                                     -----------
Retail - Food-0.3%
SUPERVALU, Inc. ..............................         35,600          1,074,408
                                                                     -----------


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Company                                                 Shares             Value
--------------------------------------------------------------------------------

Soaps & Household Chemicals-0.9%
Procter & Gamble Co. ...........................        30,000       $ 2,686,500
                                                                     -----------

Sugar Refiners-0.4%
Archer-Daniels-Midland Co. .....................        95,375         1,387,706
                                                                     -----------

Tobacco-1.8%
Philip Morris Companies, Inc. ..................        99,000         5,667,750
                                                                     -----------
                                                                      20,531,303
                                                                     -----------
Technology-4.9%
Communication - Equip. Mfrs.-1.0%
Corning, Inc. ..................................       265,000         1,272,000
Nortel Networks Corp. ..........................       240,000           530,400
Tellabs, Inc.(a) ...............................       146,000         1,410,360
                                                                     -----------
                                                                       3,212,760
                                                                     -----------
Computers-1.9%
Hewlett-Packard Co. ............................       230,000         4,390,700
International Business Machines Corp. ..........         9,000           724,050
Quantum Corp.(a) ...............................       125,000           875,000
                                                                     -----------
                                                                       5,989,750
                                                                     -----------
Computer Services/Software-0.3%
Electronic Data Systems Corp. ..................        17,000           897,940
                                                                     -----------

Miscellaneous Industrial Technology-1.6%
Arrow Electronics, Inc.(a) .....................        31,625           791,257
Avnet, Inc. ....................................        37,000           855,810
Ingram Micro, Inc. Cl.A(a) .....................        50,000           720,000
Solectron Corp.(a) .............................       154,087         1,245,023
Tech Data Corp.(a) .............................        37,000         1,489,990
                                                                     -----------
                                                                       5,102,080
                                                                     -----------
Semi-Conductors-0.1%
Motorola, Inc. .................................        18,000           287,820
                                                                     -----------
                                                                      15,490,350
                                                                     -----------
Capital Equipment-2.9%
Aerospace & Defense-0.5%
Goodrich Corp. .................................        49,000         1,637,090
                                                                     -----------

Auto & Truck Parts-0.5%
Eaton Corp. ....................................        19,600         1,584,072
                                                                     -----------

Defense-0.9%
Lockheed Martin Corp. ..........................        16,100           999,005
Raytheon Co. ...................................        40,900         1,807,780
                                                                     -----------
                                                                       2,806,785
                                                                     -----------


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 13

------------------------
PORTFOLIO OF INVESTMENTS
------------------------

Company                                                Shares              Value
--------------------------------------------------------------------------------

Electrical Equipment-1.0%
Cooper Industries, Ltd. Cl.A .................         39,000         $1,691,430
Hubbell, Inc. Cl.B ...........................         27,000            997,650
Thomas & Betts Corp. .........................         15,200            331,664
                                                                      ----------
                                                                       3,020,744
                                                                      ----------
Miscellaneous Capital Goods-0.0%
3M Co. .......................................          1,300            163,059
                                                                      ----------
                                                                       9,211,750
                                                                      ----------
Non-Financial-2.5%
Building Material-0.5%
Masco Corp. ..................................         57,000          1,519,620
                                                                      ----------

Home Building-1.5%
Centex Corp. .................................         33,000          1,773,750
KB HOME ......................................         27,000          1,391,310
Pulte Homes, Inc. ............................         32,000          1,735,360
                                                                      ----------
                                                                       4,900,420
                                                                      ----------
Miscellaneous Building-0.5%
Sherwin-Williams Co. .........................         51,000          1,611,600
                                                                      ----------
                                                                       8,031,640
                                                                      ----------
Consumer Growth-2.3%
Drugs-0.7%
Eli Lilly & Co. ..............................          2,300            148,810
Merck & Co., Inc. ............................         36,000          2,055,600
                                                                      ----------
                                                                       2,204,410
                                                                      ----------
Entertainment-0.3%
Viacom, Inc. Cl.B(a) .........................          4,700            230,112
Walt Disney Co. ..............................         32,000            733,120
                                                                      ----------
                                                                         963,232
                                                                      ----------
Hospital Supplies-0.3%
Abbott Laboratories ..........................         12,900            612,750
Johnson & Johnson ............................          6,000            368,100
                                                                      ----------
                                                                         980,850
                                                                      ----------
Photography-0.5%
Eastman Kodak Co. ............................         48,500          1,613,595
                                                                      ----------

Publishing-0.5%
R. R. Donnelly & Sons Co. ....................         51,300          1,478,979
                                                                      ----------
                                                                       7,241,066
                                                                      ----------
Services-1.3%
Railroads-1.3%
Burlington Northern Santa Fe Corp. ...........         73,925          2,092,078
Norfolk Southern Corp. .......................         41,800            884,906
Union Pacific Corp. ..........................         16,600          1,016,584
                                                                      ----------
                                                                       3,993,568
                                                                      ----------


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN VALUE FUND

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

                                                      Principal
                                                         Amount
Company                                                   (000)            Value
--------------------------------------------------------------------------------

Total Common Stocks
   (cost $289,263,218) .....................                        $296,685,793
                                                                    ------------

SHORT-TERM INVESTMENT-6.2%
Time Deposit-6.2%
State Street Euro Dollar
   1.25%, 6/03/02
   (cost $19,705,000) ......................            $19,705       19,705,000
                                                                    ------------

Total Investments-99.9%
   (cost $308,968,218) .....................                         316,390,793
Other assets less liabilities-0.1% .........                             413,363
                                                                    ------------

Net Assets-100% ............................                        $316,804,156
                                                                    ============

(a)   Non-income producing security.

      See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 15

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
May 31, 2002 (unaudited)

Assets
Investments in securities, at value (cost $308,968,218) ....      $ 316,390,793
Cash .......................................................                445
Receivable for investment securities sold ..................          1,597,440
Receivable for shares of beneficial interest sold ..........          1,279,793
Dividends and interest receivable ..........................            723,359
                                                                  -------------
Total assets ...............................................        319,991,830
                                                                  -------------
Liabilities
Payable for investment securities purchased ................          2,613,652
Advisory fee payable .......................................            208,052
Distribution fee payable ...................................            192,405
Payable for shares of beneficial interest redeemed .........             97,747
Accrued expenses and other liabilities .....................             75,818
                                                                  -------------
Total liabilities ..........................................          3,187,674
                                                                  -------------
Net Assets .................................................      $ 316,804,156
                                                                  =============
Composition of Net Assets
Paid-in capital ............................................      $ 309,360,590
Undistributed net investment income ........................            556,521
Accumulated net realized loss on investments ...............           (535,530)
Net unrealized appreciation of investments .................          7,422,575
                                                                  -------------
                                                                  $ 316,804,156
                                                                  =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
   ($90,877,049/8,530,701 shares of beneficial interest
   issued and outstanding) .................................             $10.65
Sales charge--4.25% of public offering price ...............                .47
                                                                         ------
Maximum offering price .....................................             $11.12
                                                                         ======
Class B Shares
Net asset value and offering price per share
   ($134,917,870/12,717,013 shares of beneficial interest
   issued and outstanding) .................................             $10.61
                                                                         ======
Class C Shares
Net asset value and offering price per share
   ($57,725,867/5,442,314 shares of beneficial interest
   issued and outstanding) .................................             $10.61
                                                                         ======
Advisor Class Shares
Net asset value, redemption and offering price per share
   ($33,283,370/3,114,533 shares of beneficial interest
   issued and outstanding) .................................             $10.69
                                                                         ======

See notes to financial statements.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN VALUE FUND

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2002 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
   of $1,989) ..................................   $  2,870,627
Interest .......................................         87,457     $ 2,958,084
                                                   ------------
Expenses
Advisory fee ...................................        971,666
Distribution fee--Class A ......................        117,762
Distribution fee--Class B ......................        557,249
Distribution fee--Class C ......................        238,611
Transfer agency ................................        154,507
Administrative .................................         69,000
Amortization of offering expenses ..............         60,655
Custodian ......................................         57,109
Printing .......................................         35,255
Audit and legal ................................         26,675
Registration ...................................         19,908
Trustees' fees .................................          9,780
Miscellaneous ..................................          2,064
                                                   ------------
Total expenses .................................                      2,320,241
                                                                    -----------
Net investment income ..........................                        637,843
                                                                    -----------
Realized and Unrealized Gain (Loss) on
Investment Transactions
Net realized loss on investment
   transactions ................................                        (46,943)
Net change in unrealized
   appreciation/depreciation of investments ....                      8,145,893
                                                                    -----------
Net gain on investments ........................                      8,098,950
                                                                    -----------
Net Increase in Net Assets
   from Operations .............................                    $ 8,736,793
                                                                    ===========

See notes to financial statements.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 17

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                  Six Months         March 29,
                                                    Ended           2001(a) to
                                                 May 31, 2002      November 30,
                                                 (unaudited)           2001
                                                =============     =============
Increase (Decrease) in Net Assets
from Operations
Net investment income .....................     $     637,843     $     304,565
Net realized loss on investment
   transactions ...........................           (46,943)         (488,587)
Net change in unrealized
   appreciation/depreciation of investments         8,145,893          (723,318)
                                                -------------     -------------
Net increase (decrease) in net assets
   from operations ........................         8,736,793          (907,340)
Dividends to Shareholders From
Net investment income
   Class A ................................          (286,606)               -0-
   Class B ................................           (98,531)               -0-
   Class C ................................           (42,991)               -0-
   Advisor Class ..........................           (73,691)               -0-
Transactions in Shares of
Beneficial Interest
Net increase ..............................       110,445,709       199,005,813
                                                -------------     -------------
Total increase ............................       118,680,683       198,098,473
Net Assets
Beginning of period .......................       198,123,473            25,000
                                                -------------     -------------
End of period (including undistributed net
   investment income of $556,521 and
   $420,497, respectively) ................     $ 316,804,156     $ 198,123,473
                                                =============     =============

(a)   Commencement of operations.

      See notes to financial statements.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
May 31, 2002 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Trust (the "Trust"), was organized as a Massachusetts business trust on December 12, 2000 and is registered under the Investment Company Act of 1940 as a diversified, open end management investment company. The Trust operates as a series company currently comprised of the following four funds: the Global Value Fund, the International Value Fund, the Small Cap Value Fund and the Value Fund (the "Funds"). Each Fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the Value Fund (the "Fund"). The Fund commenced operations on March 29, 2001. The Fund offers Class A, Class B, Class C and Advisor Class shares. Prior to commencement of operations on March 29, 2001, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 2,480 shares of Class A and 10 shares each of Class B and Class C for the aggregate amount of $24,800 for Class A shares and $100 each for Class B and Class C shares on February 15, 2001. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities ex change or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc. are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily market able securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 19

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Trustees. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of investments and foreign currency contracts, the holding of foreign currencies, currency gains and losses realized between the trade and settlement dates on foreign security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization and Offering Expenses

Organization expenses of $35,150 were charged to the Fund as incurred prior to commencement of operations. Offering expenses of $186,044 have been fully amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

losses are determined on the identified cost basis.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), a fee at an annual rate of .75% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated January 31, 2001, under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses for the period from December 12, 2000 (date of organization of the Fund) to March 27, 2002, to the extent necessary to prevent total fund operating expenses from exceeding the annual rate of 2.50% of average daily net assets for Class A shares, 3.20% of average daily net assets for Class B shares and Class C shares and 2.20% of average daily net assets for Advisor Class shares, respectively. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than March 27, 2004, provided that repayment does not result in the Fund's aggregate expenses in those subsequent periods exceeding the fore going expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses. During the six months ended May 31, 2002, no repayments were made to the Adviser. At May 31, 2002, there were no expenses waived and reimbursed by the Adviser that are subject to repayment.

Pursuant to the Advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the six months ended May 31, 2002, such fees amounted to $69,000.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 21

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such fees amounted to $120,146 for the six months ended May 31, 2002.

For the six months ended May 31, 2002, the Fund's expenses were reduced by $617 under an expense offset arrangement with AGIS.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges of $21,978 from the sale of Class A shares and $2,692, $103,543 and $14,892 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2002.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2002, amounted to $206,706, of which $96,595 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $3,150,314 and $311,270 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $112,062,349 and $10,687,954, respectively, for the six months ended May 31, 2002. There were no purchases or sales of U.S. government or government agency obligations for the six months ended May 31, 2002.

At May 31, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $25,999,845 and gross unrealized depreciation of


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN VALUE FUND

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

investments was $18,577,270 resulting in net unrealized appreciation of $7,422,575, excluding foreign currency transactions.

At November 30, 2001, the Fund had a capital loss carryforward of $488,283 which expires in 2009.

NOTE E

Shares of Beneficial Interest

There is an unlimited number of shares of beneficial interest authorized, without par value, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Transactions in shares of beneficial interest were as follows:

                   -------------------------------------     -------------------------------------
                                   Shares                                   Amount
                   -------------------------------------     -------------------------------------
                   Six Months Ended    March 29, 2001(a)     Six Months Ended    March 29, 2001(a)
                       May 31, 2002      to November 30,         May 31, 2002      to November 30,
                        (unaudited)                 2001          (unaudited)                 2001
                   -------------------------------------------------------------------------------
Class A
Shares sold               3,644,415            6,828,711         $ 38,568,533         $ 69,862,564
--------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                  24,178                   -0-             244,680                   -0-
--------------------------------------------------------------------------------------------------
Shares converted
  from Class B               61,851                1,111              653,259               11,402
--------------------------------------------------------------------------------------------------
Shares redeemed            (994,173)          (1,037,872)         (10,604,855)         (10,371,565)
--------------------------------------------------------------------------------------------------
Net increase              2,736,271            5,791,950         $ 28,861,617         $ 59,502,401
==================================================================================================

Class B
Shares sold               4,724,270            9,168,477         $ 49,903,598         $ 94,159,231
--------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                   5,288                   -0-              53,459                   -0-
--------------------------------------------------------------------------------------------------
Shares converted
  to Class A                (61,992)              (1,116)            (653,259)             (11,402)
--------------------------------------------------------------------------------------------------
Shares redeemed            (621,585)            (496,339)          (6,559,577)          (5,001,126)
--------------------------------------------------------------------------------------------------
Net increase              4,045,981            8,671,022         $ 42,744,221         $ 89,146,703
==================================================================================================

Class C
Shares sold               2,032,520            4,024,100         $ 21,472,324         $ 41,249,261
--------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                   2,323                   -0-              23,484                   -0-
--------------------------------------------------------------------------------------------------
Shares redeemed            (377,654)            (238,985)          (3,967,501)          (2,367,005)
--------------------------------------------------------------------------------------------------
Net increase              1,657,189            3,785,115         $ 17,528,307         $ 38,882,256
==================================================================================================

(a)   Commencement of operations.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 23

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                       ---------------------------------------   -------------------------------------
                                        Shares                                  Amount
                       ---------------------------------------   -------------------------------------
                       Six Months Ended      March 29, 2001(a)   Six Months Ended    March 29, 2001(a)
                           May 31, 2002        to November 30,       May 31, 2002      to November 30,
                            (unaudited)                   2001        (unaudited)                 2001
                       -------------------------------------------------------------------------------
Advisor Class
Shares sold                   2,171,208              1,215,741       $ 23,106,723         $ 12,528,024
------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                       4,184                     -0-            42,423                   -0-
------------------------------------------------------------------------------------------------------
Shares redeemed                (173,176)              (103,424)        (1,837,582)          (1,053,571)
------------------------------------------------------------------------------------------------------
Net increase                  2,002,216              1,112,317       $ 21,311,564         $ 11,474,453
======================================================================================================

NOTE F

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2002.

(a)   Commencement of operations.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN VALUE FUND

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       -----------------------------
                                                                                  Class A
                                                                       -----------------------------
                                                                        Six Months
                                                                             Ended         March 29,
                                                                           May 31,        2001(a) to
                                                                              2002      November 30,
                                                                       (unaudited)              2001
                                                                       -----------------------------
Net asset value, beginning of period .........................             $ 10.26           $ 10.00
                                                                       -----------------------------
Income From Investment Operations
Net investment income(b) .....................................                 .05               .06(c)
Net realized and unrealized gain on investment
  transactions ...............................................                 .39               .20
                                                                       -----------------------------
Net increase in net asset value from operations ..............                 .44               .26
                                                                       -----------------------------
Less: Dividends
Dividends from net investment income .........................                (.05)               -0-
                                                                       -----------------------------
Net asset value, end of period ...............................             $ 10.65           $ 10.26
                                                                       =============================
Total Return
Total investment return based on net asset value(d) ..........                4.29%             2.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ....................             $90,877           $59,437
Ratio to average net assets of:
  Expenses, net of waivers(e) ................................                1.38%             1.71%
  Expenses, before waivers(e) ................................                1.38%             1.74%
  Net investment income(e) ...................................                 .91%              .79%(c)
Portfolio turnover rate ......................................                   4%               14%

See footnote summary on page 28.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 25

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                    -----------------------------
                                                                                Class B
                                                                    -----------------------------
                                                                     Six Months
                                                                          Ended         March 29,
                                                                        May 31,        2001(a) to
                                                                           2002      November 30,
                                                                    (unaudited)              2001
                                                                    -----------------------------
Net asset value, beginning of period ......................            $  10.22           $ 10.00
                                                                    -----------------------------
Income From Investment Operations
Net investment income(b) ..................................                 .01               .01(c)
Net realized and unrealized gain on investment
  transactions ............................................                 .39               .21
                                                                    -----------------------------
Net increase in net asset value from operations ...........                 .40               .22
                                                                    -----------------------------
Less: Dividends
Dividends from net investment income ......................                (.01)               -0-
                                                                    -----------------------------
Net asset value, end of period ............................            $  10.61           $ 10.22
                                                                    =============================
Total Return
Total investment return based on net asset value(d) .......                3.93%             2.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .................            $134,918           $88,579
Ratio to average net assets of:
  Expenses, net of waivers(e) .............................                2.10%             2.42%
  Expenses, before waivers(e) .............................                2.10%             2.46%
  Net investment income(e) ................................                 .18%              .08%(c)
Portfolio turnover rate ...................................                   4%               14%


See footnote summary on page 28.


--------------------------------------------------------------------------------
26 o AllianceBernstein Value Fund

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                   -----------------------------------
                                                                                  Class C
                                                                   -----------------------------------
                                                                    Six Months
                                                                         Ended               March 29,
                                                                       May 31,              2001(a) to
                                                                          2002            November 30,
                                                                   (unaudited)                    2001
                                                                   -----------------------------------
Net asset value, beginning of period .......................           $ 10.21                 $ 10.00
                                                                   -----------------------------------
Income From Investment Operations
Net investment income(b) ...................................               .01                      -0-(c)
Net realized and unrealized gain on investment
   transactions ............................................               .40                     .21
                                                                   -----------------------------------
Net increase in net asset value from operations ............               .41                     .21
                                                                   -----------------------------------
Less: Dividends
Dividends from net investment income .......................              (.01)                     -0-
                                                                   -----------------------------------
Net asset value, end of period .............................           $ 10.61                 $ 10.21
                                                                   ===================================
Total Return
Total investment return based on net asset value(d) ........              4.03%                   2.10%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..................           $57,726                 $38,661
Ratio to average net assets of:
  Expenses, net of waivers(e) ..............................              2.09%                   2.43%
  Expenses, before waivers(e) ..............................              2.09%                   2.47%
  Net investment income(e) .................................               .20%                    .06%(c)
Portfolio turnover rate ....................................                 4%                     14%

See footnote summary on page 28.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 27

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                    -----------------------------------
                                                                               Advisor Class
                                                                    -----------------------------------
                                                                     Six Months
                                                                          Ended               March 29,
                                                                        May 31,              2001(a) to
                                                                           2002            November 30,
                                                                    (unaudited)                    2001
                                                                    -----------------------------------
Net asset value, beginning of period ......................             $ 10.29                 $ 10.00
                                                                    -----------------------------------
Income From Investment Operations
Net investment income(b) ..................................                 .07                     .08(c)
Net realized and unrealized gain on investment
  transactions ............................................                 .39                     .21
                                                                    -----------------------------------
Net increase in net asset value from operations ...........                 .46                     .29
                                                                    -----------------------------------
Less: Dividends
Dividends from net investment income ......................                (.06)                     -0-
                                                                    -----------------------------------
Net asset value, end of period ............................             $ 10.69                 $ 10.29
                                                                    ===================================
Total Return
Total investment return based on net asset value(d) .......                4.53%                   2.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .................             $33,283                 $11,447
Ratio to average net assets of:
  Expenses, net of waivers(e) .............................                1.09%                   1.40%
  Expenses, before waivers(e) .............................                1.09%                   1.44%
  Net investment income(e) ................................                1.24%                   1.14%(c)
Portfolio turnover rate ...................................                   4%                     14%

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of fees and expenses waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN VALUE FUND

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

capitalization

The absolute dollar value of a company's outstanding stock. Capitalization is determined by multiplying the amount of publicly owned shares by the stock's current market value.

equity

Another term for stock.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

portfolio

The collection of securities that make up a fund's or an investor's investments.

sector

Refers to a distinct part of the economy, for example, the technology sector.

share

A unit which represents ownership in a mutual fund or stock.

yield

The rate of return on an asset, usually referring to dividend or interest payments, expressed as a percentage of current market price.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 29

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL
The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $412 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 43 of the FORTUNE 100 companies and public retirement funds in 44 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by over 600 investment professionals in 37 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 6/30/02.


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN VALUE FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL AT YOUR SERVICE
                                                --------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 7:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Web Site at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 31

-----------------
BOARD OF TRUSTEES
-----------------

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Marilyn G. Fedak, Senior Vice President
Steven Pisarkiewicz, Senior Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Ropes & Gray
One International Place
Boston, MA, 02110

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll Free: (800) 221-5672

(1)   Member of the Audit Committee


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN VALUE FUND

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
                                               ALLIANCEBERNSTEIN VALUE FUND o 33

NOTES


--------------------------------------------------------------------------------
34 o AllianceBernstein Value Fund

AllianceBernstein Value Fund
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

ACBVIVFSR0502